Initial Public Offering	6 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Willow Lane Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Initial Public Offering

Note 3 — Initial Public Offering

Pursuant to the Initial Public Offering, on November 12, 2024, the Company sold 12,650,000 Units, which included the full exercise of the Over-Allotment Option in the amount of 1,650,000 Option Units, at a price of $10.00 per Unit. Each Unit consists of one Class A Ordinary Share and one-half of one redeemable warrant. Each whole Public Warrant entitles the holder to purchase one Class A Ordinary Share at a price of $11.50 per share, subject to adjustment. Each Public Warrant will become exercisable 30 days after the completion of the initial Business Combination and will expire five years after the completion of the initial Business Combination, or earlier upon redemption or liquidation.

Note 3 — Initial Public Offering

Pursuant to the Initial Public Offering, on November 12, 2024, the Company sold 12,650,000 Units, which included the full exercise of the Over-Allotment Option in the amount of 1,650,000 Option Units, at a price of $10.00 per Unit. Each Unit consists of one Class A Ordinary Share and one-half of one redeemable Public Warrant. Each whole Public Warrant entitles the holder to purchase one Class A Ordinary Share at a price of $11.50 per share, subject to adjustment. Each Public Warrant will become exercisable 30 days after the completion of the initial Business Combination and will expire five years after the completion of the initial Business Combination, or earlier upon redemption or liquidation.